UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM ABS-15G

ASSET-BACKED SECURITIZER REPORT

Pursuant to Section 15G of the

Securities Exchange Act of 1934

Check the appropriate box to indicate the filing obligation to which this form is intended to satisfy:

☒	Rule 15Ga-1(c)(1) under the Exchange Act (17 CFR 240.15Ga-1(c)(1)) for the reporting period January 1, 2009 to December 31, 2011

☐	Rule 15Ga-1(c)(2)(i) under the Exchange Act (17 CFR 240.15Ga-1(c)(2)(i)) for the quarterly reporting period to

☐	Rule 15Ga-1(c)(2)(ii) under the Exchange Act (17 CFR 240.15Ga-1(c)(2)(ii)) for the annual reporting period to

Date of Report (Date of earliest event reported):

February 10, 2012

Capital Auto Receivables LLC	1

(Exact name of securitizer as specified in its charter)

0000893958
(Commission File Number of securitizer)	(Central Index Key Number of securitizer)

Richard V. Kent, General Counsel, (313) 656-5500

Name and telephone number, including area code, of the person to contact in connection with this filing

Indicate by check mark whether the securitizer has no activity to report for the initial period pursuant to Rule 15Ga-1(c)(1)    ☒

Indicate by check mark whether the securitizer has no activity to report for the quarterly period pursuant to Rule 15Ga-1(c)(2)(i)    ☐

Indicate by check mark whether the securitizer has no activity to report for the annual period pursuant to Rule 15Ga-1(c)(2)(ii)    ☐

[1]

Capital Auto Receivables LLC, as securitizer, is filing this Form ABS-15G in respect of all asset-backed securities securitized by it and outstanding during the reporting period in the auto retail instalment contract and auto lease asset classes, including asset-backed securities securitized by Central Originating Lease Trust (“COLT”), (Central Index Key Number 0001101555), an affiliated securitizer, in respect of all asset-backed securities securitized by COLT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934, the reporting entity has duly caused this report to be signed on its behalf by the undersigned hereunto duly authorized.

CAPITAL AUTO RECEIVABLES LLC

(Securitizer)

	By:	/s/ Shilpi DeKarske
		Name:	Shilpi DeKarske
		Title:	Vice President

Date: February 10, 2012